Capital - Details of Share Repurchases (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of changes in unrealized fair value of available-for-sale investments [Abstract]
Share repurchases	$ 1,000	$ 1,673
Shares repurchased	22.8	41.9
Share repurchases - average price per share in U.S. dollars	$ 43.93	$ 39.91